Annual Fund Operating Expenses - Vanguard Global Equity Fund - Investor Shares	Jan. 31, 2021
Operating Expenses:
Management Fees	0.43%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.45%